Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 7. Stockholders’ Equity

Authorized Stock

The Company has 50,000,000 authorized shares of common stock with a par value of $0.001 per share which were increased in November 2015 upon approval from our stockholders from 20,833,333 authorized shares. In September 2011, our stockholders approved an amendment to the Amended and Restated Articles of Incorporation to authorize a class of undesignated or “blank check” preferred stock, consisting of 2,500,000 shares at $0.001 par value per share. Shares of preferred stock may be issued in one or more series, with such rights, preferences, privileges and restrictions to be fixed by the Board of Directors. In May 2014, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation which designated 800,000 shares of the Company’s previously authorized preferred stock, par value $0.001, as Class A Convertible Preferred Stock. In February 2015, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation which designated 400,000 shares of the Company’s previously authorized preferred stock, par value $0.001, as Class B Convertible Preferred Stock. In April 2015, the Company filed with the Secretary of State of the State of Nevada an Amendment to the Certificate of Designation to increase the number shares of Class B Convertible Preferred Stock from 400,000 shares to 585,000 shares.

On October 1, 2015, the Company issued 55,000 shares of common stock with a fair value of $150,200 to a consultant for investor relation services under a consulting agreement that expires on April 1, 2016. At December 31, 2015, $75,100 is included in other current assets in the accompanying condensed consolidated balance sheet.

Class A Convertible Preferred Stock

In May 2014, the Company entered into definitive agreements for a private placement of its securities to certain institutional and accredited investors (the “Class A Investors”) pursuant to certain subscription agreements and elections to convert between the Company and the Class A Investors. As of December 31, 2015 and March 31, 2015, 454,750 shares of Class A Convertible Preferred Stock and 303,167 of the related warrants were outstanding for Class A Investors and 106,432 warrants were outstanding for Emergent Financial, Inc. (“Emergent”) in connection with the Class A Convertible Preferred Stock offering and the 5% Bridge Note conversions.

No dividends have been declared as of December 31, 2015; however, a cumulative preferred stock dividend of $630,400 and $301,500 is included in the liquidation preference at December 31, 2015 and March 31, 2015, respectively.

Class B Convertible Preferred Stock

In February 2015, the Company entered into definitive agreements for a private placement of its securities to certain institutional and accredited investors (the “Class B Investors”) pursuant to certain subscription agreements and elections to convert between the Company and the Class B Investors. During the nine months ended December 31, 2015, aggregate gross cash proceeds of $4.5 million (approximately $3.9 million after offering costs) were collected in exchange for the issuance of 372,862 shares of our Class B Convertible Preferred Stock, and warrants, which were immediately exercisable and may be exercised at any time on or before May 31, 2020, to purchase up to a total of 248,575 shares of our common stock at an exercise price of $6.00 per share. The shares and warrants were issued as a unit consisting of (i) one share of Class B Convertible Preferred Stock and (ii) one warrant to purchase 0.67 shares of the Company’s common stock.

The fair value of the beneficial conversion feature of the convertible preferred stock issuance and the relative fair value of the warrants issued, aggregated $4.5 million during the nine months ended December 31, 2015. The amount of $4.5 million was accreted to accumulated deficit and additional paid-in capital during the nine months ended December 31, 2015.

Emergent served as the Company’s placement agent in this transaction and received, with respect to the gross proceeds received from Class B Investors, a commission of 10% and a non-accountable finance fee of 3% of the aggregate gross proceeds received from such Class B Investors, plus reimbursement of legal expenses of up to $5,000. Emergent was issued a warrant to purchase 0.25 shares of common stock at an exercise price of $6.00 per share for each Unit issued in this transaction. The offering of units to new Class B Investors concluded on June 9, 2015.

In May 2015, the spouse of the board member Mr. Richard Berman, participated in the Class B Convertible Preferred Stock offering and the Company issued 1,667 shares of Class B Convertible Preferred Stock for proceeds of $20,000.

As of December 31, 2015 and March 31, 2015, 534,571 and 161,709 shares, respectively, of Class B Convertible Preferred Stock, and 356,381 and 107,806, respectively, of the related warrants were outstanding for Class B Investors and 130,914 and 38,115 warrants, respectively, were outstanding for Emergent in connection with the Class B Convertible Preferred Stock offering.

No dividends have been declared as of December 31, 2015; however, a cumulative preferred stock dividend of $362,200 and $3,800 is included in the liquidation preference at December 31, 2015 and March 31, 2015, respectively.

Emergent received total cash consideration of $1.3 million and was issued warrants to purchase 237,345 shares of common stock with respect to the gross proceeds the Company received from the Class A and Class B offerings.

All shares of Class A and Class B Convertible Preferred Stock were converted to units of common stock in January 2016 (See Note 9).

Public Equity Offering

On July 29, 2015, the Company completed the sale of common stock and warrants (the “Units”) under a registered public offering. The gross proceeds to Cryoport from the offering, including the partial exercise of the over-allotment option, were approximately $6.8 million, before underwriting discounts and commissions and other offering expenses (approximately $6.2 million after underwriting discounts, commissions and other expenses).

The public offering price per Unit was $3.25. Each Unit consists of one share of common stock and a warrant to purchase one share of common stock. Under the terms of the offering, Cryoport issued 2,090,750 shares of common stock and warrants to purchase up to an aggregate of 2,090,750 shares of common stock, inclusive of the partial exercise of the over-allotment option. The warrants have a per share exercise price of $3.57, are exercisable immediately and will expire five years from the date of issuance.

In connection with this offering, the Company issued to Aegis Capital Corp. (“Aegis”), the underwriters’ representative in the offering, a warrant to purchase up to 80,000 shares of the Company’s common stock and Aegis received a total cash consideration, including the reimbursement of public offering-related expenses, of $0.6 million. If such warrant is exercised, each share of common stock may be purchased at $4.47 per share (137.5% of the price of the units sold in the offering), commencing on July 23, 2016 and expiring July 23, 2020.

In connection with this offering, the Company incurred $266,100 in offering costs that have been offset against the proceeds from this offering.

Common Stock Reserved for Future Issuance

As of December 31, 2015, approximately 13.9 million shares of common stock were issuable upon conversion or exercise of rights granted under prior financing arrangements, stock options and warrants, as follows:

Class A and B convertible preferred stock converted to common stock	2,473,303
Exercise of stock options	4,002,899
Exercise of warrants	7,444,736
Total shares of common stock reserved for future issuances	13,920,938

Note 11. Stockholders’ Equity

Authorized Stock

The Company has 20,833,333 authorized shares of common stock with a par value of $0.001 per share. In September 2011, our stockholders approved an amendment to the Amended and Restated Articles of Incorporation to authorize a class of undesignated or "blank check" preferred stock, consisting of 2,500,000 shares at $0.001 par value per share. Shares of preferred stock may be issued in one or more series, with such rights, preferences, privileges and restrictions to be fixed by the Company's board of directors. In May 2014, our stockholders approved a Certificate of Designation, which designated 800,000 shares of preferred stock as Class A Convertible Preferred Stock. In February 2015, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation which designated 400,000 shares of the Company’s previously authorized preferred stock, par value $0.001, as Class B Convertible Preferred Stock. In April 2015, the Company filed with the Secretary of State of the State of Nevada to increase the number shares of Class B Convertible Preferred Stock from 400,000 shares to 585,000 shares.

Designation of Class A Convertible Preferred Stock

On May 2, 2014, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation which designated 800,000 shares of the Company’s previously authorized preferred stock, par value $0.001, as Class A Convertible Preferred Stock (“Class A Preferred Stock”).

The rights, preferences, and privileges of the Class A Preferred Stock are summarized as follows:

•
Dividends shall accrue on shares of Class A Preferred Stock at the rate of $0.96 per annum. Such dividends shall accrue day-to-day, shall be cumulative, and shall be payable on when, as, and if declared by the Board of Directors of the Company.

•
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of Class A Preferred Stock then outstanding shall be entitled to receive a liquidation preference payment equal to $12.00 per share (subject to appropriate adjustment in the event of a stock dividend, split, combination, or other similar recapitalization) plus any accrued dividends, but unpaid thereon, whether or not declared, together with any other dividends declared but unpaid thereon.

•
Shares of Class A Preferred Stock shall vote together with the common stock on an as-converted basis. Holders of the Class A Preferred Stock will have 2.5 votes per share of Class A Preferred Stock held compared to one vote for each share of the Company’s common stock.

•
At any time after September 1, 2014, shares of Class A Preferred Stock shall be convertible into 2.5 shares of common stock. In addition, accrued but unpaid dividends on the Preferred Stock, whether or not declared, will also be convertible into common stock after September 1, 2014 at the rate of one share for each $4.80 of dividend. Such conversion is subject to adjustment in the event of any stock split or combination, certain dividends and distributions, and any reorganization, recapitalization, reclassification, consolidation, or merger involving the Company.

•
Shares of the Class A Preferred Stock shall be subject to redemption by the Company at any time on or after January 15, 2017, upon payment of $12.00 per share (subject to appropriate adjustment in the event of a stock dividend, split, combination, or other similar recapitalization) plus all accrued but unpaid dividends, whether or not declared, thereon.

•
On March 26, 2015, the Company filed with the Secretary of State of the State of Nevada an Amended and Restated Certificate of Designation (“Restated Designation”). The Restated Designation adopted certain special mandatory conversion provisions for the Class A Preferred Stock upon a qualified offering (defined as a public offering resulting in at least $5,000,000 of gross cash proceeds), whereby the Class A Preferred Stock is converted into the type of securities issued in such qualified offering at a twenty percent (20%) discount.

Issuance of Class A Convertible Preferred Stock

In May 2014, the Company entered into definitive agreements for a private placement of its securities to certain institutional and accredited investors (the “Class A Investors”) pursuant to certain subscription agreements and elections to convert between the Company and the Class A Investors. Through March 31, 2015, aggregate gross cash proceeds of $3.5 million (approximately $2.9 million after offering costs) were collected in exchange for the issuance of 291,142 shares of our Class A Convertible Preferred Stock, and warrants, exercisable for five years, to purchase up to a total of 194,095 shares of our common stock at an exercise price of $6.00 per share. The Company intends to use the net proceeds for working capital purposes.

Pursuant to the subscription agreements, the Company issued shares of a newly established Class A Convertible Preferred Stock and warrants to purchase common stock of Cryoport. The shares and warrants were issued as a unit (a “Unit”) consisting of (i) one share of Class A Convertible Preferred Stock and (ii) one warrant to purchase 0.67 shares of the Company’s common stock at an exercise price of $6.00 per share, which were immediately exercisable and may be exercised at any time on or before March 31, 2019.

Pursuant to the terms of the 5% Bridge Notes issued by the Company between December 2013 and March 2014 with a total original principal amount of $1,793,000, the issuance of the Units to Class A Investors at $12.00 per Unit entitled the holders of the 5% Bridge Notes to convert up to the entire principal and accrued interest amount under the 5% Bridge Notes into Units at a rate of $10.80 per Unit. Through March 31, 2015, 5% Bridge Note holders totaling $1,743,000 in original principal sum elected to convert their 5% Bridge Notes, including accrued interest of $24,000, for Units in exchange for the issuance of 163,608 shares of our Class A Convertible Preferred Stock and warrants to purchase up to 109,072 shares of our common stock at an exercise price of $6.00 per share. Two of the 5% Bridge Note holders that executed subscription agreements to convert 5% Bridge Notes in the aggregate principal amount of $220,000 are affiliates of the Company – Jerrell W. Shelton, the Company’s Chief Executive Officer, and GBR Investments, LLC, which is managed by Richard Rathmann, a Director and Chairman of the Board of Directors of the Company (collectively, the “Affiliates”).

The fair value of the beneficial conversion feature of the convertible preferred stock issuance and the relative fair value of the warrants issued, aggregated $3.0 million through March 31, 2015. This amount was accreted to accumulated deficit and additional paid-in capital during the year ended March 31, 2015.

Emergent served as the Company’s placement agent in this transaction and received, with respect to the gross proceeds received from Class A Investors who converted their 5% Bridge Notes into Units (not including those conversions by the Affiliates), a commission of 3% and a non-accountable finance fee of 1% of such proceeds, and with respect to gross proceeds received from all other Investors, a commission of 10% and a non-accountable finance fee of 3% of the aggregate gross proceeds received from such Investors, plus reimbursement of legal expenses of up to $40,000. Emergent was issued a warrant to purchase 0.25 shares of common stock at an exercise price of $6.00 per share for each Unit issued in this transaction. The offering of Units to new Investors concluded on February 4, 2015.

As of March 31, 2015, 454,750 shares of Class A Convertible Preferred Stock and 303,167 of the related warrants were outstanding for Class A Investors and 106,432 warrants were outstanding for Emergent in connection with the Class A Convertible Preferred Stock offering and the 5% Bridge Note conversions.

No dividends have been declared as of March 31, 2015; however, the cumulative preferred stock dividend of $301,500 is included in the net loss attributable to common stockholders (see Note 2) and the liquidation preference.

Designation of Class B Convertible Preferred Stock

On February 20, 2015, the Company filed with the Secretary of State of the State of Nevada a Certificate of Designation which designated 400,000 shares of the Company’s previously authorized preferred stock, par value $0.001, as Class B Convertible Preferred Stock (“Class B Preferred Stock”). On April 15, 2015, the Company filed with the Secretary of State of the State of Nevada to increase the number of Class B Convertible Preferred stock from 400,000 to 585,000 shares.

The rights, preferences, and privileges of the Class B Preferred Stock are summarized as follows:

•
Dividends shall accrue on shares of Class B Preferred Stock at the rate of $0.96 per annum. Such dividends shall accrue day-to-day, shall be cumulative, and shall be payable on when, as, and if declared by the Board of Directors of the Company.

•
In the event of any voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of Class B Preferred Stock then outstanding shall be entitled to receive a liquidation preference payment equal to $12.00 per share (subject to appropriate adjustment in the event of a stock dividend, split, combination, or other similar recapitalization) plus any accrued dividends, but unpaid thereon, whether or not declared, together with any other dividends declared but unpaid thereon.

•
Shares of Class B Preferred Stock shall vote together with the common stock on an as-converted basis.  Holders of the Class B Preferred Stock will have 2.5 votes per share of Class B Preferred Stock held compared to one vote for each share of the Company’s common stock.

•
At any time after issuance, shares of Class B Preferred Stock shall be convertible into 2.5 shares of common stock. In addition, accrued but unpaid dividends on the Class B Preferred Stock, whether or not declared, will also be convertible into common stock after issuance at the rate of one share for each $4.80 of dividend. Such conversion is subject to adjustment in the event of any stock split or combination, certain dividends and distributions, and any reorganization, recapitalization, reclassification, consolidation, or merger involving the Company.

•
Shares of the Class B Preferred Stock shall be subject to redemption by the Company at any time on or after January 15, 2017, upon payment of $12.00 per share (subject to appropriate adjustment in the event of a stock dividend, split, combination, or other similar recapitalization) plus all accrued but unpaid dividends, whether or not declared, thereon.

•
Shares of the Class B Preferred stock shall be subject to special mandatory conversion provisions upon a qualified offering (defined as a public offering resulting in at least $5,000,000 of gross cash proceeds), whereby the Class B Preferred Stock is converted into the type of securities issued in such qualified offering at a twenty percent (20%) discount.

Issuance of Class B Convertible Preferred Stock

In February 2015, the Company entered into definitive agreements for a private placement of its securities to certain institutional and accredited investors (the “Class B Investors”) pursuant to certain subscription agreements and elections to convert between the Company and the Class B Investors. Through March 31, 2015, aggregate gross cash proceeds of $1.9 million (approximately $1.7 million after offering costs) were collected in exchange for the issuance of 161,709 shares of our Class B Convertible Preferred Stock, and warrants, exercisable for five years, to purchase up to a total of 107,806 shares of our common stock at an exercise price of $6.00 per share. The Company intends to use the net proceeds for working capital purposes.

Pursuant to the subscription agreements, the Company issued shares of a newly established Class B Convertible Preferred Stock and warrants to purchase common stock of Cryoport. The shares and warrants were issued as a unit (a “Unit”) consisting of (i) one share of Class B Convertible Preferred Stock and (ii) one warrant to purchase 0.67 shares of the Company’s common stock at an exercise price of $6.00 per share, which were immediately exercisable and may be exercised at any time on or before May 31, 2020.

The fair value of the beneficial conversion feature of the convertible preferred stock issuance and the relative fair value of the warrants issued, aggregated $1.9 million through March 31, 2015. This amount was accreted to accumulated deficit and additional paid-in capital during the year ended March 31, 2015.

Emergent served as the Company’s placement agent in this transaction and received, with respect to the gross proceeds received from Class B Investors, a commission of 10% and a non-accountable finance fee of 3% of the aggregate gross proceeds received from such Class B Investors, plus reimbursement of legal expenses of up to $5,000. Emergent was issued a warrant to purchase 0.25 shares of common stock at an exercise price of $6.00 per share for each Unit issued in this transaction. The offering of Units to new Class B Investors will conclude on May 18, 2015.

As of March 31, 2015, 161,709 shares of Class B Convertible Preferred Stock and 107,806 of the related warrants were outstanding for Class B Investors and 38,115 warrants were outstanding for Emergent in connection with the Class B Convertible Preferred Stock offering.

No dividends have been declared as of March 31, 2015; however, the cumulative preferred stock dividend of $3,800 is included in the net loss attributable to common stockholders and the liquidation preference (see Note 2).

Common Stock Reserved for Future Issuance

As of March 31, 2015, approximately 8.8 million shares of common stock were issuable upon conversion or exercise of rights granted under prior financing arrangements, preferred stock, stock options and warrants, as follows:

Class A and B convertible preferred stock converted to common stock	1,541,148
Exercise of stock options	1,793,745
Exercise of warrants	5,475,806
Total shares of common stock reserved for future issuances	8,810,699

In August 2014 and January 2015, we issued an aggregate of 3,334 shares of restricted common stock to a consultant in exchange for services. The Company recognized $17,400 in stock-based compensation expense related to these shares for the year ended March 31, 2015.